Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate			$ (44,401)	$ (28,978)	$ (48,311)
Rate change			0	0	108,906
State income tax			(5,867)	(9,497)	(7,922)
Research & Development			(8,593)	(3,806)	(2,367)
Change in valuation allowance			64,515	43,476	(51,864)
Reduction of allocated R&D from GV			(8,376)	0	0
Other, net			2,784	(1,048)	1,713
Total	$ (46)	$ 25	$ 62	$ 147	$ 155
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory rate			21.00%	21.00%	35.00%
Rate change			0	0	(0.789)
State income tax			2.80%	6.90%	5.70%
Research & Development			4.10%	2.80%	1.70%
Change in valuation allowance			(30.50%)	(31.50%)	37.60%
Reduction of allocated R&D from GV			4.00%	0.00%	0.00%
Other, net			(1.40%)	0.80%	(1.10%)
Total			0.00%	0.00%	0.00%